Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- Average Remaining Life (Years)		3 years
Share-based compensation expense		$ 6,190	$ 5,567	$ 6,489
Total share-based compensation expense		$ 6,190	$ 5,567	$ 6,489
Shares of common stock issued during the period		373,752	481,916	925,676
Weighted-average grant date fair value of stock			$ 9.46	$ 5.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 5,200	$ 4,100	$ 4,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 11,100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 6 months
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		$ 929	3,439	944
Vesting period, in years		4 years
Nonvested at February 1, 2014		148,535
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		297,070
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 9,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 4,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		4,100
Less: Income tax benefit		(2,397)	(2,136)	(2,507)
Allocated Share-based Compensation Expense, Net of Tax		$ 3,793	3,431	3,982
Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- Average Remaining Life (Years)		2 years 10 months 24 days
Performance Share Plan Cash Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		$ 6,600	3,700	1,800
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		$ 6,236	$ 5,319	$ 5,946
Number of stock shares granted		281,710	411,735	759,400
Weighted-average grant date fair value of stock		$ 28.17	$ 17.47	$ 9.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		364,238
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		$ 800	$ 2,900	$ 944
Vested		$ 14.21
Cancelled shares of stock as a result of forfeitures of restricted stock awards		55,100	163,250	169,300
Forfeited		$ 15.89
Nonvested at February 1, 2014		1,562,470	1,700,098
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		$ 0	$ 0	$ 328
Number of stock shares granted		2,400,000
Weighted-average grant date fair value of stock		$ 28.18	$ 17.00	$ 9.46
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(84,275)	117,250	140,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 4 months 24 days
Vested		$ 9.27
Forfeited		$ 15.96
Minimum pay out percentage		0.00%
Maximum pay out percentage		200.00%
Requisite service period		3 years
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock shares granted		176,370
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(168,550)
Cancelled shares of stock as a result of forfeitures of restricted stock awards		(39,800)
Nonvested at February 1, 2014		297,070	329,050
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Gross	[1]	41,949
Total share-based compensation expense		$ 2,707	$ 3,258	$ 2,769
Weighted-average grant date fair value of stock	[2]	$ 28.69	$ 21.33	$ 12.04
Nonvested at February 1, 2014		38,700	54,450
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 1,558	$ 1,600	$ 1,156
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options, Vested, Settled In Period		57,260	10,000	6,000
Less: Income tax benefit		$ (1,053)	$ (1,267)	$ (1,077)
Allocated Share-based Compensation Expense, Net of Tax		1,654	1,991	1,692
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Intrinsic Value		9,400
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Vested, Intrinsic Value		8,300
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent		8,900	7,800
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		(46)	248	215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		300	400	500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 1 month 6 days
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation		$ 100	$ 500	$ 100
Resulting From Dividend Equivalents Paid On Outstanding Rsus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Gross		3,249
Related To Outstanding Vested Rsus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Gross		2,826
Target Level [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock shares granted		88,185
Cancelled shares of stock as a result of forfeitures of restricted stock awards		(19,900)
Nonvested at February 1, 2014		148,535	164,525

[1]	Granted RSUs include 3,249 RSUs resulting from dividend equivalents paid on outstanding RSUs, of which 2,826 related to outstanding vested RSUs and 423 to outstanding nonvested RSUs.
[2]	Includes dividend equivalents granted on outstanding RSUs, which vest immediately.